Debt (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Debt [Abstract]
Total Debt

Total debt for the Company is comprised of the following:
	September 30, 2022	December 31, 2021
Credit Agreement
Current	$5,040	$3,840
Non-current	192,900	136,320
	197,940	140,160
Less: unamortized debt issuance costs	(3,237)	(3,041)
	$194,703	$137,119

Total debt for the Successor is comprised of the following:

	Successor
	December 31,
	2021	2020
Credit Agreement
Current	$3,840	$55,522
Non-current	136,320	140,160
	140,160	195,682
Less: unamortized debt issuance costs	(3,041)	(3,261)
	137,119	192,421
Paycheck Protection Program Loan
Current	—	744
Non-current	—	768
	—	1,512
Total debt	$137,119	$193,933